Business activity, current context and acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Business activity, current context and acquisition of Subsidiaries
1.	Business activity, current context and acquisition of Subsidiaries

(a)	Business activity -
Intercorp Financial Services Inc. and Subsidiaries (henceforth “IFS”, “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Peru Ltd. (henceforth “Intercorp Peru”), a holding Company incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2023, Intercorp Peru holds directly and indirectly 71.44 percent of the issued capital stock of IFS, equivalent to 71.20 percent of the outstanding capital stock of IFS (70.65 percent of the issued capital stock of IFS, equivalent to 70.64 percent of the outstanding capital stock of IFS as of December 31, 2022).
IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.
As of December 31, 2023 and 2022, IFS holds 99.30 percent of the capital stock of Banco Internacional del Peru S.A.A. – Interbank (henceforth “Interbank”), 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”) and 100 percent of Procesos de Medios de Pago and its subsidiary Izipay S.A.C. (henceforth and together “Izipay”), acquired in April 2022, see (d).
The operations of Interbank, Interseguro and Izipay are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama.
The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.
The consolidated financial statements of IFS and Subsidiaries as of December 31, 2022, and for the year then ended, were approved by the Board of Directors on April 24, 2023. The consolidated financial statements as of December 31, 2023, and for the year then ended, have been approved and authorized for issuance by Management and the Board of Directors on April 26, 2024.

(b)	Political and social context in Peru –
In December 2022, Pedro Castillo, then President of Peru, attempted to carry out a coup attempt and to establish a State of Exception. Due to this, the Peruvian Congress, through extraordinary session, approved the Pedro Castillo destitution, and designated Dina Boluarte, as a new President of the Republic of Peru. Following the aforementioned, protests and social upheaval erupted in the country.
Considering this situation, the Superintendence of Banking, Insurance and Private Pension Funds (henceforth “SBS”, by its Spanish acronym) issued Official Multiple Letters that stablished measures related to loan rescheduling aimed to facilitate the debt payment of the financial sector’s clients. Also, the SBS authorized the entities of the financial sector to modify the contractual conditions of retail loans, provided they comply with several requirements. See further detail in Notes 6(h) and 29.1(d.6).

(c)	Pandemic Covid-19 -
In March 2020, the World Health Organization declared Covid-19 a global pandemic, which resulted in several restrictive measures. Since May 2020, the gradual resumption of economic activities began, according to the measures stablished by the Government considering that in the first semester of 2022, the economic activities reached levels before the pandemic. During the Covid-19 pandemic, the Ministry of Economy and Finance (henceforth “MEF”, by its Spanish acronym), Central Reserve Bank of Peru (henceforth “BCRP”, by its Spanish acronym) and the SBS issued several resolutions aimed to alleviate the impacts of the pandemic. These measures are described in further detail in Notes 6(h), 29.1(d.5) and 29.1(d.6).

(d)	Acquisition of Procesos de Medios de Pago S.A. and Subsidiary Izipay S.A.C. (“Izipay”)
Until March 2022, the Group (through its subsidiary Interbank) held 50 percent of Izipay. In April 2022, IFS acquired the remaining 50 percent of Izipay’s capital stock, thus completing the 100 percent of its capital stock. The amount paid by IFS amounted to US$83,775,000 (equivalent to approximately S/312,647,000). The economic activity of the acquired companies is explained in greater detail in Note 2(g).
The acquisition made by IFS was recorded using the “Step acquisition” accounting method, pursuant to IFRS 3 “Business Combinations”. According to this method, the acquirer company must readjust to fair value the previously held equity interest in the acquiree entities. Additionally, assets and liabilities must be recorded at their fair values estimated at the acquisition date, including the identified intangible assets and the resulting goodwill that were not recorded in the statements of financial position of each acquired entity.

As a result of the acquisition and pursuant to the accounting regulation in force, the previous participation was adjusted to its fair value with an effect of S/222,513,000, recorded in September 2022 and presented in the caption “Other income” of the consolidated statement of income, see note 21. The expenses associated with the acquisition of approximately S/381,000 were presented in the caption “Administrative expenses” of the consolidated statement of income. The fair values of the assets and liabilities of the acquired entities as of March 31, 2022, the date closest to the takeover, are presented below:

Fair value of the acquired entities
S/(000)
Assets -
Cash	119,432
Trade accounts receivable and other receivables	178,982
Inventory	13,600
Deferred assets	102,687
Property, furniture and equipment, Note 8(a)	83,486
Right-of-use assets, Note 8(a)	6,593
Intangibles, Note 9(a)	331,421
Deferred income tax asset	11,014
Other assets	3,903
Liabilities -
Financial obligations	26,251
Trade accounts payable and other payables	319,456
Deferred income	25,190
Lease liability	6,593
Other liabilities	223
Deferred income tax liability, Note 15(a)	86,541

Total identifiable net assets at fair value	386,864

Goodwill, Note 9(a)	238,429

Fair value of acquired entities	625,293

The net cash flow incurred as a result of the acquisition is presented below:

S/(000)
Total price paid	312,647
Cash of acquired companies	(119,432)

193,215

Since the date of its acquisition until December 31, 2022, Izipay contributed to the Group with consolidated revenues of S/595,360,000 and consolidated net income of S/41,075,000. If the acquisition had taken place at the beginning of the year 2022, they would have contributed with consolidated revenues of S/754,284,000 and consolidated net income of S/51,182,000.